Legal and regulatory matters	12 Months Ended
Oct. 31, 2022
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Legal and regulatory matters

Note 25 Legal and regulatory matters
We are a large global institution that is subject to many different complex legal and regulatory requirements that continue to evolve. We are and have been subject to a variety of legal proceedings, including civil claims and lawsuits, regulatory examinations, investigations, audits and requests for information by various governmental regulatory agencies and law enforcement authorities in various jurisdictions. Some of these matters may involve novel legal theories and interpretations and may be advanced under criminal as well as civil statutes, and some proceedings could result in the imposition of civil, regulatory enforcement or criminal penalties. We review the status of all proceedings on an ongoing basis and will exercise judgment in resolving them in such manner as we believe to be in our best interest. In many proceedings, it is inherently difficult to determine whether any loss is probable or to reliably estimate the amount of any loss. This is an area of significant judgment and uncertainty and the extent of our financial and other exposure to these proceedings after taking into account current provisions could be material to our results of operations in any particular period. The following is a description of our significant legal proceedings.
London interbank offered rate (LIBOR) litigation
Royal Bank of Canada and other U.S. dollar panel banks have been named as defendants in private lawsuits filed in the U.S. with respect to the setting of U.S. dollar LIBOR including a number of class action lawsuits which have been consolidated before the U.S. District Court for the Southern District of New York. The complaints in those private lawsuits assert claims against us and other panel banks under various U.S. laws, including U.S. antitrust laws, the U.S. Commodity Exchange Act, and state law. On December 30, 2021, the U.S. Court of Appeals for the Second Circuit issued an opinion affirming in part and reversing in part certain district court rulings that had dismissed a substantial portion of the consolidated class action on jurisdictional grounds and lack of standing. The Second Circuit remanded the matter to the district court for further proceedings consistent with its decision.
Based on the facts currently known, it is not possible at this time for us to predict the ultimate outcome of these proceedings or the timing of their resolution.

Royal Bank of Canada Trust Company (Bahamas) Limited proceedings
On April 13, 2015, a French investigating judge notified Royal Bank of Canada Trust Company (Bahamas) Limited (RBC Bahamas) of the issuance of an ordonnance de renvoi
referring RBC Bahamas and other unrelated persons to the French tribunal correctionnel
to face the charge of complicity in estate tax fraud relating to actions taken relating to a trust for which RBC Bahamas serves as trustee. RBC Bahamas believes that its actions did not violate French law and contested the charge in the French court. On January 12, 2017, the French court acquitted all parties including RBC Bahamas and on June 29, 2018, the French appellate court affirmed the acquittals. The acquittals were appealed and on January 6, 2021, the French Supreme Court issued a judgment reversing the decision of the French Court of Appeal and sent the case back to the French Court of Appeal for rehearing. The Court of Appeal has scheduled a new trial to begin on September 18, 2023.
On October 28, 2016, Royal Bank of Canada was granted an exemption by the U.S. Department of Labor that allows Royal Bank of Canada and its current and future affiliates to continue to qualify for the Qualified Professional Asset Manager (QPAM) exemption under the Employee Retirement Income Security Act despite any potential conviction of RBC Bahamas in the French proceeding for a temporary one year period from the date of conviction. In addition, the Department of Labor has proposed amendments to the QPAM exemption. If the amendments are finalized as proposed, it is unclear how they would affect Royal Bank of Canada’s ability to obtain relief beyond the one-year temporary exemption period.
RBC Bahamas continues to review the trustee’s and the trust’s legal obligations, including liabilities and potential liabilities under applicable tax and other laws. Based on the facts currently known, it is not possible at this time to predict the ultimate outcome of these matters; however, we believe that the ultimate resolution will not have a material effect on our consolidated financial position, although it may be material to our results of operations in the period it occurs.
Foreign exchange matters
Beginning in 2015, putative class actions were brought against Royal Bank of Canada and/or RBC Capital Markets, LLC in the U.S., Canada, the United Kingdom and Brazil. These actions were each brought against multiple foreign exchange dealers and allege, among other things, collusive behaviour in global foreign exchange trading. In August 2018, the U.S. District Court entered a final order approving RBC Capital Markets, LLC’s pending settlement with class plaintiffs. In November 2018, certain institutional plaintiffs who had previously opted-out
of participating in the settlement filed their own lawsuit in the U.S. District Court (the “Opt Out Action”). In May 2020, the U.S. District Court dismissed Royal Bank of Canada from the Opt Out Action. The plaintiffs refiled their claim and in July 2021, the U.S. District Court granted a motion in favour of RBC Capital Markets, LLC to dismiss the action, however, denied the motion as to Royal Bank of Canada.
Royal Bank of Canada has reached a settlement for an immaterial amount with respect to a U.S. action brought by a different class of plaintiffs. The Canadian class actions have been settled.
In its discretion Royal Bank of Canada may choose to resolve claims, litigations, or similar matters at any time. Based on the facts currently known, it is not possible at this time to predict the ultimate outcome of the Foreign Exchange Matters or the timing of their ultimate resolution.
U.S. communications recordkeeping inquiry
In October 2022, our subsidiary RBC Capital Markets, LLC received a request for information and documents from the Securities and Exchange Commission (SEC) concerning compliance with records preservation requirements relating to business communications exchanged on electronic channels that have not been approved by RBC Capital Markets, LLC. RBC Capital Markets, LLC is cooperating with the SEC’s inquiry. As has been publicly reported, the SEC is conducting similar inquiries into recordkeeping practices at multiple other financial institutions.
Based on the facts currently known, it is not possible at this time to predict the ultimate outcome of this inquiry or the timing of its resolution.
U.K. Competition and Markets Authority investigation
RBC Europe Limited is engaging with the U.K. Competition and Markets Authority in respect of an investigation of alleged anti-competitive arrangements in the financial services sector between 2009 and 2013. The outcome and resulting financial impact of this investigation is unknown and not reliably estimable.
Other matters
We are a defendant in a number of other actions alleging that certain of our practices and actions were improper. The lawsuits involve a variety of complex issues and the timing of their resolution is varied and uncertain. Management believes that we will ultimately be successful in resolving these lawsuits, to the extent that we are able to assess them, without material financial impact to the Bank. This is, however, an area of significant judgment and the potential liability resulting from these lawsuits could be material to our results of operations in any particular period.
Various other legal proceedings are pending that challenge certain of our other practices or actions. While this is an area of significant judgment and some matters are currently inestimable, we consider that the aggregate liability, to the extent that we are able to assess it, resulting from these other proceedings will not be material to our consolidated financial position or results of operations.